Prepaids and Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Prepaids and Other Assets
Prepaids and Other Assets

4. Prepaids and Other Assets

The following table provides the components of prepaids and other assets (in thousands):

	March 31,	December 31,
	2020	2019
Prepaids and other
Prepaids	$3,592	$2,109
Deposits	539	539
Total	$4,131	$2,648
Other assets, non-current
Deferred future financing costs	$7,311	$5,083
Royalty - advance payment	240	120
Total	$7,551	$5,203

4. Prepaids and Other Assets

The following table provides the components of prepaids and other assets (in thousands):

	December 31,
	2019	2018
Prepaids and other
Prepaids	$2,109	$1,722
Deposits	539	539
Total	$2,648	$2,261
Other assets, non-current
Deferred future financing costs	5,083	1,158
Royalty - advance payment	120	—
Total	$5,203	$1,158